Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Disclosure Text Block [Abstract]
Weighted average remaining lease term		4 years
Weighted average discount rate		4.50%
Future lease payments		$ 2.3
Non cancelable lease terms		5 years
Operating lease rent expense	$ 13.6